EMFB-STAT SUP-4

Statutory Prospectus Supplement dated July 23, 2018

The purpose of this mailing is to provide you with changes to the current Statutory Prospectuses for Class A, C, R and Y shares of the Fund listed below:

Invesco Emerging Markets Flexible Bond Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Rashique Rahman	Portfolio Manager (lead)	2015
Michael Hyman	Portfolio Manager	2016
Rob Turner	Portfolio Manager	2017”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Rashique Rahman, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2014. From 2009 to 2014, he was employed by Morgan Stanley where he served as co-head of Global FX and Emerging Markets Strategy.

•	Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2013. From 2001 to 2013, he was employed by ING Investment Management and most recently served as Senior Vice President and Head of Investment Grade Corporate Credit.

•	Rob Turner, Portfolio Manager, who has been responsible for the Fund since 2017 and has been associated with Invesco and/or its affiliates since 2017. From 2007 to 2017, he was employed by Voya Investment Management where he served as a portfolio manager within multiple credit asset classes, including emerging market sovereign and corporate credit.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

EMFB-STAT SUP-4

WBD-STAT SUP-3

Statutory Prospectus Supplement dated July 23, 2018

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, C and Y shares of the Fund listed below:

Invesco World Bond Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARY – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Gareth Isaac	Portfolio Manager (co-lead)	2018
Thomas Sartain	Portfolio Manager (co-lead)	2018
Raymund Uy	Portfolio Manager	2014
Robert Waldner	Portfolio Manager	2014”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers” in the prospectus:

“Investment decisions for the Fund are made by the investment management teams at Invesco and Invesco Asset Management.

The following individuals are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio:

•	Gareth Isaac, (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2018, and has been associated with Invesco Asset Management and/or its affiliates since 2017. From 2013 to 2017, he was employed by Schroders Investment Management where he led the multi sector investment team.

•	Thomas Sartain, (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2018, and has been associated with Invesco Asset Management and/or its affiliates since 2018. From 2005 to 2018, he was employed by Schroders Investment Management where he recently worked as a senior member of the multi sector portfolio management team.

•	Raymund Uy, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2012.

•	Robert Waldner, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2013. From 1995 to 2013, he was employed by Franklin Templeton and most recently served as Senior Vice President.

A lead manager generally has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction techniques, portfolio risk assessment, and the management of daily cash flows in accordance with portfolio holdings. The degree to which a lead manager may perform these functions, and the nature of these functions, may change from time to time.

More information on the portfolio managers may be found at www.invesco.com/us. The Web site is not part of this prospectus.

The Fund’s SAI provides additional information about the portfolio managers’ investments in the Fund, a description of the compensation structure and information regarding other accounts managed.”

WBD-STAT SUP-3

AIF-STAT SUP-4

Statutory Prospectus Supplement dated July 23, 2018

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and R6 shares of the Funds listed below:

Invesco Emerging Markets Flexible Bond Fund

Invesco World Bond Fund

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO EMERGING MARKETS FLEXIBLE BOND FUND – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Rashique Rahman	Portfolio Manager (lead)	2015
Michael Hyman	Portfolio Manager	2016
Rob Turner	Portfolio Manager	2017”

The following information replaces the table in its entirety appearing under the heading “FUND SUMMARIES – INVESCO WORLD BOND FUND – Management of the Fund” in the prospectus:

“Portfolio Managers	Title	Length of Service on the Fund
Gareth Isaac	Portfolio Manager (co-lead)	2018
Thomas Sartain	Portfolio Manager (co-lead)	2018
Raymund Uy	Portfolio Manager	2014
Robert Waldner	Portfolio Manager	2014”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco Emerging Markets Flexible Bond Fund” in the prospectus:

•	“Rashique Rahman, (lead manager), Portfolio Manager, who has been responsible for the Fund since 2015 and has been associated with Invesco and/or its affiliates since 2014. From 2009 to 2014, he was employed by Morgan Stanley where he served as co-head of Global FX and Emerging Markets Strategy.

•	Michael Hyman, Portfolio Manager, who has been responsible for the Fund since 2016 and has been associated with Invesco and/or its affiliates since 2013. From 2001 to 2013, he was employed by ING Investment Management and most recently served as Senior Vice President and Head of Investment Grade Corporate Credit.

•	Rob Turner, Portfolio Manager, who has been responsible for the Fund since 2017 and has been associated with Invesco and/or its affiliates since 2017. From 2007 to 2017, he was employed by Voya Investment Management where he served as a portfolio manager within multiple credit asset classes, including emerging market sovereign and corporate credit.”

The following information replaces in its entirety the information appearing under the heading “FUND MANAGEMENT – Portfolio Managers – Invesco World Bond Fund” in the prospectus:

•	“Gareth Isaac, (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2018, and has been associated with Invesco Asset Management and/or its affiliates since 2017. From 2013 to 2017, he was employed by Schroders Investment Management where he led the multi sector investment team.

•	Thomas Sartain, (co-lead manager), Portfolio Manager, who has been responsible for the Fund since 2018, and has been associated with Invesco Asset Management and/or its affiliates since 2018. From 2005 to 2018, he was employed by Schroders Investment Management where he recently worked as a senior member of the multi sector portfolio management team.

•	Raymund Uy, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2012.

•	Robert Waldner, Portfolio Manager, who has been responsible for the Fund since 2014 and has been associated with Invesco and/or its affiliates since 2013. From 1995 to 2013, he was employed by Franklin Templeton and most recently served as Senior Vice President.”

AIF-STAT SUP-4

Statement of Additional Information Supplement dated July 23, 2018

The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, C, R, Y, R5 and R6 shares, as applicable, of the Funds listed below:

Invesco Emerging Markets Flexible Bond Fund

Invesco World Bond Fund

Avi Hooper will no longer serve as Portfolio Manager to Invesco Emerging Markets Flexible Bond Fund and Invesco World Bond Fund. Josef Portelli will no longer serve as Portfolio Manager to Invesco World Bond Fund. All references to Mr. Hooper and Mr. Portelli in the Statement of Additional Information are hereby removed as of the date set forth above. The tables under each of the below headings for Invesco Emerging Markets Flexible Bond Fund are unchanged except for the removal of Avi Hooper.

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Investments – Invesco World Bond Fund” in Appendix H of the Statement of Additional Information:

“Investments

The following information is as of October 31, 2017 (unless otherwise noted):

Portfolio Manager	Dollar Range of Investments in the Fund	Dollar Range of Investments in Invesco Pooled Investment Vehicles with the Same or Similar Objectives and Strategies as the Fund	Dollar Range of Investments in All Invesco Funds and Invesco Pooled Investment Vehicles
Invesco World Bond Fund
Gareth Isaac[1,2]	None	N/A	$100,001 - $500,000
Thomas Sartain[1,2]	None	N/A	None
Raymond Uy	None	N/A	$100,001 - $500,000
Robert Waldner	$1- $10,000	N/A	Over $1,000,000”

The following information replaces in its entirety the information appearing under the heading “PORTFOLIO MANAGERS – Portfolio Manager Fund Holdings and Information on Other Managed Accounts – Assets Managed – Invesco World Bond Fund” in Appendix H of the Statement of Additional Information:

“Assets Managed

The following information is as of October 31, 2017 (unless otherwise noted):

	Other Registered Investment Companies Managed		Other Pooled Investment Vehicles Managed		Other Accounts Managed
Portfolio Manager	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)	Number of Accounts	Assets (in millions)
Invesco World Bond Fund
Gareth Isaac[1]	None	None	None	None	None	None
Thomas Sartain[1]	None	None	None	None	None	None
Raymond Uy	None	None	None	None	None	None
Robert Waldner	5	$6,324.0	2	$54.0	None	None

1	The Portfolio Manager began serving on the Fund effective July 23, 2018. Information for the Portfolio Manager has been provided as of June 30, 2018.
2	Shares of the Fund are not sold in England, where the Portfolio Manager is domiciled. Accordingly, the Portfolio Manager may not invest in the Fund.

AIF-SOAI SUP-5